Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - Land and buildings [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
As of June 30, 2022
Net book value	$ 91,825	$ 76,596
Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net [Line Items]
Balance beginning	121,898	116,654
As of June 30, 2022
Additions	13,110	10,518
Disposals	(276)	(2,275)
Effect of exchange differences in foreign currency	12,664	(2,544)
Transfers	(116)	(54)
Balance ending	147,280	122,299
Accumulated depreciation and amortization [Member]
Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net [Line Items]
Balance beginning	47,933	44,016
As of June 30, 2022
Disposals	(227)	(174)
Depreciation expense	2,662	2,932
Effect of exchange differences in foreign currency	5,125	(1,071)
Transfers	(38)
Balance ending	$ 55,455	$ 45,703